SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	Apr. 02, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025
Subsequent Event [Line Items]
Line of credit Facility additional		$ 1,000,000	$ 1,000,000
Line of credit Facility remaining capacity	$ 26,000,000
KRHP LLC [Member]
Subsequent Event [Line Items]
Grant				$ 2,000,000